Offerings	Jan. 02, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Offering Note	Omitted pursuant to General Instruction II.C of Form F-3 and Rule 457(o) promulgated under the Securities Act. The proposed amount to be registered, maximum offering price per unit and maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. There are being registered hereunder such indeterminate number of purchase contracts, warrants, subscription rights, depositary shares, debt securities, units, and a combination of such securities, separately or as units, as shall have an aggregate initial offering price not to exceed $200,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of ordinary shares as may be issued upon conversion or exchange of convertible or exchangeable securities being registered hereunder or pursuant to the anti-dilution provisions of any such securities.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Purchase Contracts
Offering Note	Omitted pursuant to General Instruction II.C of Form F-3 and Rule 457(o) promulgated under the Securities Act. The proposed amount to be registered, maximum offering price per unit and maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. There are being registered hereunder such indeterminate number of purchase contracts, warrants, subscription rights, depositary shares, debt securities, units, and a combination of such securities, separately or as units, as shall have an aggregate initial offering price not to exceed $200,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of ordinary shares as may be issued upon conversion or exchange of convertible or exchangeable securities being registered hereunder or pursuant to the anti-dilution provisions of any such securities.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Offering Note	Omitted pursuant to General Instruction II.C of Form F-3 and Rule 457(o) promulgated under the Securities Act. The proposed amount to be registered, maximum offering price per unit and maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. There are being registered hereunder such indeterminate number of purchase contracts, warrants, subscription rights, depositary shares, debt securities, units, and a combination of such securities, separately or as units, as shall have an aggregate initial offering price not to exceed $200,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of ordinary shares as may be issued upon conversion or exchange of convertible or exchangeable securities being registered hereunder or pursuant to the anti-dilution provisions of any such securities.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subscription Rights
Offering Note	Omitted pursuant to General Instruction II.C of Form F-3 and Rule 457(o) promulgated under the Securities Act. The proposed amount to be registered, maximum offering price per unit and maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. There are being registered hereunder such indeterminate number of purchase contracts, warrants, subscription rights, depositary shares, debt securities, units, and a combination of such securities, separately or as units, as shall have an aggregate initial offering price not to exceed $200,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of ordinary shares as may be issued upon conversion or exchange of convertible or exchangeable securities being registered hereunder or pursuant to the anti-dilution provisions of any such securities.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note	Omitted pursuant to General Instruction II.C of Form F-3 and Rule 457(o) promulgated under the Securities Act. The proposed amount to be registered, maximum offering price per unit and maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. There are being registered hereunder such indeterminate number of purchase contracts, warrants, subscription rights, depositary shares, debt securities, units, and a combination of such securities, separately or as units, as shall have an aggregate initial offering price not to exceed $200,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of ordinary shares as may be issued upon conversion or exchange of convertible or exchangeable securities being registered hereunder or pursuant to the anti-dilution provisions of any such securities.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note	Omitted pursuant to General Instruction II.C of Form F-3 and Rule 457(o) promulgated under the Securities Act. The proposed amount to be registered, maximum offering price per unit and maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. There are being registered hereunder such indeterminate number of purchase contracts, warrants, subscription rights, depositary shares, debt securities, units, and a combination of such securities, separately or as units, as shall have an aggregate initial offering price not to exceed $200,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of ordinary shares as may be issued upon conversion or exchange of convertible or exchangeable securities being registered hereunder or pursuant to the anti-dilution provisions of any such securities.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620
Offering Note	Omitted pursuant to General Instruction II.C of Form F-3 and Rule 457(o) promulgated under the Securities Act. The proposed amount to be registered, maximum offering price per unit and maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. There are being registered hereunder such indeterminate number of purchase contracts, warrants, subscription rights, depositary shares, debt securities, units, and a combination of such securities, separately or as units, as shall have an aggregate initial offering price not to exceed $200,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The proposed maximum initial offering price per unit will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered also include such indeterminate number of ordinary shares as may be issued upon conversion or exchange of convertible or exchangeable securities being registered hereunder or pursuant to the anti-dilution provisions of any such securities.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	5,007,500
Proposed Maximum Offering Price per Unit | $ / shares	2.76
Maximum Aggregate Offering Price	$ 13,820,700
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,908.64
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Ordinary Shares on the Nasdaq Stock Market LLC on December 24, 2025 ($2.76 per share), in accordance with Rule 457(c) of the Securities Act.

Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	128,734,777
Maximum Aggregate Offering Price	$ 1,227,163,330.77
Carry Forward Form Type	F-1
Carry Forward File Number	333-284537
Carry Forward Initial Effective Date	Sep. 05, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 187,878.71
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.